Accounting policies (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Accounting policies [Abstract]
Short-term loan	$ 6,230
Shipping and handling	327	392	334
Research and development costs	244	319	118
Percentage of accounts receivable outstanding greater then 90 days of the balance sheet that have been subsequently collected				77.00%
Foreign currency translation
Balance sheet, excluding equity, foreign currency translation	6.29	6.30
Income and cash flow statement foreign currency translation	6.31	6.46	6.76
Grant revenue received from PRC municipal government		$ 973	$ 1,193